Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42601
Entity Registrant Name	GIBO HOLDINGS LIMITED
Entity Central Index Key	0002034520
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3A-1A, Menara Khuan Choo
Entity Address, Address Line Two	Jalan Raja Chulan
Entity Address, Address Line Three	Bukit Bintang
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50200
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of GIBO Holdings Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024 and the related consolidated statements of operations, changes in shareholders’ equity and cash flows for each of the years ended December 31, 2025, 2024 and 2023 and the related notes (collectively referred to as the “Consolidated financial statements”). In our opinion, the Consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
Class A ordinary shares, par value US$0.0002 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0002 per share
Trading Symbol	GIBO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share
Trading Symbol	GIBOW
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,923,225
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	832,172
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3A-1A, Menara Khuan Choo
Entity Address, Address Line Two	Jalan Raja Chulan
Entity Address, Address Line Three	Bukit Bintang
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50200
City Area Code	+60
Local Phone Number	192 886 887
Contact Personnel Name	Jing Tuang “Zelt” Kueh